Accumulated other comprehensive income (loss) (Tables)	6 Months Ended
Jun. 30, 2025
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)	AOCI consists of the following balances, net of tax, composed of continuing and discontinued operations:

(millions of U.S. dollars)	Foreign currency cumulative translation	Unrealized gain (loss) on cash flow hedges	Pension and post-employment actuarial changes	Total
Balance, January 1, 2024	$(104.9)	$(38.3)	$40.9	$(102.3)
OCI	33.8	79.4	12.8	126.0
Amounts reclassified from AOCI to the unaudited interim condensed consolidated statements of operations	0.6	(27.1)	(5.8)	(32.3)
Net current period OCI	$34.4	$52.3	$7.0	$93.7
OCI attributable to the non-controlling interests	(4.6)	—	—	(4.6)
Net current period OCI attributable to shareholders of AQN	$29.8	$52.3	$7.0	$89.1
Amounts reclassified from AOCI to non-controlling interest	—	94.6	—	94.6
Balance, December 31, 2024	$(75.1)	$108.6	$47.9	$81.4
OCI	48.3	(22.2)	—	26.1
Amounts reclassified from AOCI to the unaudited interim condensed consolidated statements of operations	(0.3)	(1.0)	(2.5)	(3.8)
Net current period OCI	$48.0	$(23.2)	$(2.5)	$22.3
OCI attributable to the non-controlling interests	—	—	—	—
Net current period OCI attributable to shareholders of AQN	$48.0	$(23.2)	$(2.5)	$22.3
Amounts derecognized on sale of the renewable energy business (note 18)	(71.6)	—	—	(71.6)
Balance, June 30, 2025	$(98.7)	$85.4	$45.4	$32.1